Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000099641 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000099641 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099641 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099641 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000099641 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099641 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099641 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099641 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099641 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099641 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099641 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099641 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099641 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099641 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099641 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099641 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099641 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099641 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099641 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099641 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099641 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099641 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099641 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099641 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099641 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099643 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000099643 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099643 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099643 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000099643 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099643 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099643 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099643 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099643 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099643 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099643 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099643 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099643 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099643 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099643 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099643 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099643 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099643 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099643 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099643 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099643 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099643 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099643 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099643 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099643 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000188496 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188496 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188496 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188496 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188496 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188496 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188496 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188496 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188496 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188496 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000188496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000188496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000188496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000188496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000188496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000188496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000188496 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000188496 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000188496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099644 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000099644 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099644 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000099644 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000099644 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099644 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099644 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099644 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099644 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099644 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099644 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099644 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099644 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099644 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099644 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099644 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099644 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099644 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099644 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099644 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099644 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099644 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099644 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099644 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099644 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%